Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee benefits
Employee benefits

29.  Employee benefits

a) Employee postretirements obligations

In Brazil, the management of the pension plans is the responsibility of Fundação Vale do Rio Doce de Seguridade Social (“Valia”) a nonprofit entity with administrative and financial autonomy. The Brazilian plans are as follows:

Benefit plan Vale Mais (“Vale Mais”) and benefit plan Valiaprev (“Valiaprev”) - Certain Company’s employees are participants of Vale Mais and Valiaprev plans with components of defined benefits (specific coverage for death, pensions and disability allowances) and components of defined contributions (for programmable benefits). The defined benefit plan is subject to actuarial evaluations. The defined contribution plan represents a fixed amount held on behalf of the participants. Both Vale Mais and Valiaprev were overfunded as at December 31, 2018 and 2017.

Defined benefit plan (“Plano BD”) - The Plano BD has been closed to new entrants since the year 2000, when the Vale Mais plan was implemented. It is a plan that has defined benefit characteristics, covering almost exclusively retirees and their beneficiaries. It was overfunded as of December 31, 2018 and 2017 and the contributions made by the Company are not relevant.

Complementary Allowance (“Abono complementação”) benefit plan - The Company sponsors a specific group of former employees entitled to receive additional benefits from Valia regular payments plus post‑retirement benefits that covers medical, dental and pharmaceutical assistance. The contributions made by the Company finished in 2014. The complementary allowance benefit was overfunded as at December 31, 2018 and 2017.

Other benefits - The Company sponsors medical plans for employees that meet specific criteria and for employees who use the complementary allowance benefit. Although those benefits are not specific retirement plans, actuarial calculations are used to calculate future commitments. As those benefits are related to health care plans they have the nature of underfunded benefits, and are presented as underfunded plans as at December 31, 2018 and 2017.

The Foreign plans are managed in accordance with their region. They are divided between plans in Canada, United States of America, United Kingdom, Indonesia, New Caledonia, Japan and Taiwan. Pension plans in Canada are composed of a defined benefit and defined contribution component. Currently the defined benefit plans do not allow new entrants. The foreign defined benefit plans are underfunded as at December 31, 2018 and 2017.

Employers’ disclosure about pensions and other post‑retirement benefits on the status of the defined benefit elements of all plans is provided as follows.

i. Change in benefit obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2016	3,343	4,045	1,296
Service costs	7	86	30
Interest costs	360	183	67
Benefits paid	(326)	(275)	(65)
Participant contributions	—	(12)	—
Effect of changes in the actuarial assumptions	64	167	11
Translation adjustment	(51)	276	71
Benefit obligation as at December 31, 2017	3,397	4,470	1,410
Service costs	5	101	36
Interest costs	282	158	59
Benefits paid	(296)	(272)	(60)
Participant contributions	—	(11)	—
Effect of changes in the actuarial assumptions	679	(164)	(32)
Translation adjustment	(490)	(353)	(133)
Benefit obligation as at December 31, 2018	3,577	3,929	1,280

ii. Evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2016	4,694	3,419	—
Interest income	513	151	—
Employer contributions	45	65	65
Participant contributions	—	(12)	—
Benefits paid	(326)	(275)	(65)
Return on plan assets (excluding interest income)	(21)	174	—
Translation adjustment	(77)	254	—
Fair value of plan assets as at December 31, 2017	4,828	3,776	—
Interest income	406	127	—
Employer contributions	35	49	60
Participant contributions	2	—	—
Benefits paid	(296)	(247)	(60)
Return on plan assets (excluding interest income)	479	(145)	—
Translation adjustment	(717)	(287)	—
Fair value of plan assets as at December 31, 2018	4,737	3,273	—

iii. Reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Balance at beginning of the year	1,431	—	—	1,351	—	—
Interest income	124	—	—	152	—	—
Changes on asset ceiling	(172)	—	—	(45)	—	—
Translation adjustment	(223)	—	—	(27)	—	—
Balance at end of the year	1,160	—	—	1,431	—	—
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,577)	(334)	(249)	(3,397)	(401)	(258)
Fair value of assets	4,737	162	—	4,828	239	—
Effect of the asset ceiling	(1,160)	—	—	(1,431)	—	—
Liabilities	—	(172)	(249)	—	(162)	(258)
Current liabilities	—	(4)	(19)	—	—	(22)
Non-current liabilities	—	(168)	(230)	—	(162)	(236)
Liabilities	—	(172)	(249)	—	(162)	(258)

	Foreign plan
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	—	(3,595)	(1,031)	—	(4,069)	(1,152)
Fair value of assets	—	3,111	—	—	3,537	—
Liabilities	—	(484)	(1,031)	—	(532)	(1,152)
Current liabilities	—	(16)	(33)	—	(16)	(36)
Non-current liabilities	—	(468)	(998)	—	(516)	(1,116)
Liabilities	—	(484)	(1,031)	—	(532)	(1,152)

	Total
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Balance at beginning of the year	1,431	—	—	1,351	—	—
Interest income	124	—	—	152	—	—
Changes on asset ceiling	(172)	—	—	(45)	—	—
Translation adjustment	(223)	—	—	(27)	—	—
Balance at end of the year	1,160	—	—	1,431	—	—
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,577)	(3,929)	(1,280)	(3,397)	(4,470)	(1,410)
Fair value of assets	4,737	3,273	—	4,828	3,776	—
Effect of the asset ceiling	(1,160)	—	—	(1,431)	—	—
Liabilities	—	(656)	(1,280)	—	(694)	(1,410)
Current liabilities	—	(20)	(52)	—	(16)	(58)
Non-current liabilities	—	(636)	(1,228)	—	(678)	(1,352)
Liabilities	—	(656)	(1,280)	—	(694)	(1,410)

iv. Costs recognized in the income statement

	Year ended December 31
	2018			2017			2016
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded
	pension	pension	Other	pension	pension	Other	pension	Underfunded	Other
	plans	plans	benefits	plans	plans	benefits	plans	pension plans	benefits
Service cost	5	101	36	7	86	30	10	76	(16)
Interest on expense on liabilities	282	158	59	360	183	67	362	175	66
Interest income on plan assets	(406)	(127)	—	(513)	(151)	—	(512)	(151)	—
Interest expense on effect of (asset ceiling)/ onerous liability	124	—	—	152	—	—	156	—	—
Total of cost, net	5	132	95	6	118	97	16	100	50

v. Costs recognized in the statement of comprehensive income

	Year ended December 31
	2018			2017			2016
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded
	pension	pension	Other	pension	pension	Other	pension	Underfunded	Other
	plans	plans	benefits	plans	plans	benefits	plans	pension plans	benefits
Balance at beginning of the year	(163)	(496)	(189)	(153)	(496)	(160)	(113)	(495)	(95)
Effect of changes actuarial assumptions	(679)	172	32	(65)	(167)	(27)	(271)	(117)	(75)
Return on plan assets (excluding interest income)	479	(144)	—	—	167	—	281	71	—
Change of asset ceiling	172	—	—	47	—	—	(36)	—	—
Others	(1)	—	(1)	(3)	—	(14)	—	35	—
	(29)	28	31	(21)	—	(41)	(26)	(11)	(75)
Deferred income tax	10	(7)	(8)	7	(3)	12	9	16	17
Others comprehensive income	(19)	21	23	(14)	(3)	(29)	(17)	5	(58)
Translation adjustments	23	11	10	4	4	1	(23)	(6)	(7)
Transfers/ disposal	(7)	(4)	28	—	(1)	(1)	—	—	—
Accumulated other comprehensive income	(166)	(468)	(128)	(163)	(496)	(189)	(153)	(496)	(160)

vi. Risks related to plans

The Administrators of the plans have committed to strategic planning to strengthen internal controls and risk management. This commitment is achieved by conducting audits and assessments of internal controls, which aim to mitigate operational market and credit risks. Risks are presented as follow:

Legal - lawsuits: issuing periodic reports to internal audit and directors contemplating the analysis of lawyers about the possibility of loss (remote, probable or possible), aiming to support the administrative decision regarding provisions. Analysis and ongoing monitoring of developments in the legal scenario and its dissemination within the institution in order to subsidize the administrative plans, considering the impact of regulatory changes.

Actuarial - the annual actuarial valuation of the benefit plans comprises the assessment of costs, revenues and adequacy of plan funding. It also considers the monitoring of biometric, economic and financial assumptions (asset volatility, changes in interest rates, inflation, life expectancy, salaries and other).

Market - profitability projections are performed for the various plans and profiles of investments for 10 years in the management study of assets and liabilities. These projections include the risks of investments in various market segments. Furthermore, the risks for short‑term market of the plans are monitored monthly through metrics of VaR (Value at Risk) and stress testing. For exclusive investment funds of Valia, the market risk is measured daily by the custodian asset bank.

Credit - assessment of the credit quality of issuers by hiring expert consultants to evaluate financial institutions and internal assessment of payment ability of non‑financial companies. For assets of non‑financial companies, the assessment is conducted by monitoring of the company until the maturity of the security.

vii. Actuarial and economic assumptions and sensitivity analysis

All calculations involve future actuarial projections about some parameters, such as: salaries, interest, inflation, the trend of social security in Brazil (“INSS”) benefits, mortality and disability.

The economic and actuarial assumptions adopted have been taken considering the maturity dates and therefore, in the short term they would not realize.

The following assumptions were adopted in the assessment:

	Brazil
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Discount rate to determine benefit obligation	8.86% - 9.10%	9.10%	9.05% - 9.29%	9.74% - 9.85%	9.84%	9.74% - 9.91%
Nominal average rate to determine expense/ income	8.86% - 9.10%	9.10%	N/A	9.74% - 9.85%	9.84%	N/A
Nominal average rate of salary increase	4.00% - 6.08%	6.08%	N/A	4.25% - 6.34%	4.25% - 6.34%	N/A
Nominal average rate of benefit increase	4.00%	6.08%	N/A	4.85%	4.85%	N/A
Immediate health care cost trend rate	N/A	N/A	7.12%	N/A	N/A	7.38%
Ultimate health care cost trend rate	N/A	N/A	7.12%	N/A	N/A	7.38%
Nominal average rate of price inflation	4.00%	4.00%	4.00	4.25%	4.25%	4.25%

	Foreign
	December 31, 2018		December 31, 2017
	Underfunded		Underfunded
	pension plans	Other benefits	pension plans	Other benefits
Discount rate to determine benefit obligation	3.56%	3.66%	3.26%	3.44%
Nominal average rate to determine expense/ income	3.26%	N/A	3.84%	N/A
Nominal average rate of salary increase	3.20%	N/A	3.27%	N/A
Nominal average rate of benefit increase	N/A	3.00%	N/A	3.00%
Immediate health care cost trend rate	N/A	5.90%	N/A	5.99%
Ultimate health care cost trend rate	N/A	4.56%	N/A	4.56%
Nominal average rate of price inflation	2.10%	2.10%	2.10%	2.10%

For the sensitivity analysis, the Company considers the effect of 1% in nominal discount rate to determine the actuarial liability. The effects of this variation on the actuarial liability, the assumption adopted the average duration of the plan are as follows:

	December 31, 2018
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability balance	3,310	3,459	1,114
Assumptions made	9.98%	5.03%	5.42%
Nominal discount rate - 1% reduction
Actuarial liability balance	3,891	4,471	1,488
Assumptions made	7.98%	3.03%	3.42%

viii. Assets of pension plans

Brazilian plan assets as at December 31, 2018 and 2017 include respectively (i) investments in a portfolio of Vale’s stock and other instruments in the amount of US$13 and US$37 and (ii) Brazilian Federal Government securities in the amount of US$4,199 and US$4,617.

Foreign plan assets as at December 31, 2018 and 2017 include Canadian Government securities in the amount of US$674 and US$864, respectively.

ix. Overfunded pension plans

Assets by category are as follows:

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities - Corporate	—	47	—	47	—	72	—	72
Debt securities - Government	2,447	—	—	2,447	2,757	—	—	2,757
Investments funds - Fixed Income	2,441	—	—	2,441	2,515	—	—	2,515
Investments funds - Equity	450	—	—	450	531	—	—	531
International investments	25	—	—	25	24	—	—	24
Structured investments - Private Equity funds	—	—	159	159	—	—	196	196
Structured investments - Real estate funds	—	—	15	15	—	—	15	15
Real estate	—	—	339	339	—	—	365	365
Loans to participants	—	—	160	160	—	—	224	224
Total	5,363	47	673	6,083	5,827	72	800	6,699
Funds not related to risk plans (i)				(1,346)				(1,871)
Fair value of plan assets at end of year				4,737				4,828

(i)    Financial investments not related to coverage of overfunded pension plans

Measurement of overfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2016	140	10	370	260	780
Return on plan assets	37	(2)	4	29	68
Assets purchases	31	8	13	75	127
Assets sold during the year	(8)	—	(17)	(137)	(162)
Translation adjustment	(4)	(1)	(5)	(3)	(13)
Balance as at December 31, 2017	196	15	365	224	800
Return on plan assets	15	—	39	25	79
Assets purchases	2	2	7	233	—
Assets sold during the year	(26)	—	(16)	(292)	(334)
Translation adjustment	(28)	(2)	(56)	(30)	(116)
Balance as at December 31, 2018	159	15	339	160	673

x. Underfunded pension plans

Assets by category are as follows:

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	3	18	—	21	4	28	—	32
Equity securities	1,186	2	—	1,188	1,364	3	—	1,367
Debt securities - Corporate	—	374	—	374	—	338	—	338
Debt securities - Government	116	680	—	796	141	801	—	942
Investments funds - Fixed Income	42	296	—	338	159	—	—	159
Investments funds - Equity	—	124	—	124	8	392	—	400
Structured investments - Private Equity funds	—	—	213	213	97	—	197	294
Real estate	—	—	51	51	—	—	44	44
Loans to participants	—	—	3	3	—	—	5	5
Others	—	—	165	165	—	—	195	195
Total	1,347	1,494	432	3,273	1,773	1,562	441	3,776

Measurement of underfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2016	187	24	6	173	390
Return on plan assets	8	1	—	10	19
Assets purchases	13	17	—	—	30
Assets sold during the year	(18)	(1)	—	—	(19)
Translation adjustment	7	3	(1)	12	21
Balance as at December 31, 2017	197	44	5	195	441
Return on plan assets	32	3	—	(15)	20
Assets purchases	22	18	—	—	40
Assets sold during the year	(22)	(10)	(1)	—	(33)
Translation adjustment	(16)	(4)	(1)	(15)	(36)
Balance as at December 31, 2018	213	51	3	165	432

xi. Disbursement of future cash flow

Vale expects to disburse US$125 in 2019 in relation to pension plans and other benefits.

xii. Expected benefit payments

The expected benefit payments, which reflect future services, are as follows:

	December 31, 2018
	Overfunded pension plans	Underfunded pension plans	Other benefits
2019	259	222	61
2020	268	223	63
2021	276	223	65
2022	284	223	67
2023	291	224	69
2024 and thereafter	1,543	1,116	369

b) Profit sharing program (“PLR”)

The Company recorded as cost of goods sold and services rendered and other operating expenses related to the profit sharing program US$503,  US$780 and US$331 for the years ended December 31, 2018, 2017 and 2016, respectively.

c) Long‑term compensation plan

For the long‑term awarding of eligible executives, the Company compensation plans include Matching Program and Performance Share Unit Program - PSU, with three to four years‑vesting cycles, respectively, with the aim of encouraging employee’s retention and stimulating their performance.

For the Matching program, the participants can acquire Vale’s common shares in the market without any benefits being provided by Vale. If the shares acquired are held for a period of three years and the participants keep employment relationship with Vale, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired by the executive. It should be noted that, although a specific custodian of the shares is defined by Vale, the shares initially purchased by the executives have no restriction and can be sold at any time. However, if it’s done before the end of the three‑year‑vesting period, they lose the entitlement of receiving the related award paid by Vale.

For PSU program, the eligible executives have the opportunity to receive during a four year‑vesting cycle, an award equivalent to the market value of a determined number of common shares and conditioned to Vale’s performance factor measured as an indicator of total return to the shareholders (TSR). This award is paid in cash and can occur in cumulative installments of 20% (at the end of 2nd year), 30% (at the end of 3rd year) and 50% (at the end of 4th year), conditioned to the performance factor of each year.

Liabilities of the plans are measured at fair value at every reporting period, based on market rates. Compensation costs incurred are recognized by the defined vesting period of three or four years. For the years ended December 31, 2018, 2017 and 2016 the Company recognized in the income statement the amounts of US$95,  US$65 and US$37, respectively, related to long-term compensation plan.

Accounting policy

Employee benefits

i. Current benefits -- wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well as the related social security taxes over those benefits are recognized monthly in income, on an accruals basis.

ii. Current benefits -- profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company‑wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non‑current benefits -- long‑term incentive programs

The Company has established a procedure for awarding certain eligible executives (Matching and Virtual Shares Programs) with the goal of encouraging employee retention and optimum performance. Plan liabilities are measured at each reporting date, at their fair values, based on market prices. Obligations are measured at each reporting date, at fair values based on market prices. The compensation costs incurred are recognized in income during the vesting period as defined.

iv. Non‑current benefits -- pension costs and other post‑retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company’s obligations are limited to a monthly contribution linked to a pre‑defined percentage of the remuneration of employees enrolled in these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as at that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company does not recognize any assets or benefits in the statement of financial position or income statement until such time as the use of the surplus is clearly defined. For underfunded plans, the Company recognizes actuarial liabilities and results arising from the actuarial valuation.

Critical accounting estimates and judgments

Post‑retirement benefits for employees - The amounts recognized and disclosed depend on a number of factors that are determined based on actuarial calculations using various assumptions in order to determine costs and liabilities. One of these assumptions is selection and use of the discount rate. Any changes to these assumptions will affect the amount recognized.

At the end of each year the Company and external actuaries review the assumptions that will be used for the following year. These assumptions are used in determining the fair values of assets and liabilities, costs and expenses and the future values of estimated cash outflows, which are recorded in the plan obligations.